Summary of significant accounting policies - Contract balance (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Contract assets	$ 23,093,235	$ 21,779,221
Customer deposits (note 14)	$ 1,106,098,647	$ 1,921,851,255